Contract Liabilities - Schedule of contract liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Contract liabilities [abstract]
Balance, beginning of fiscal year	$ 0	$ 0	$ 7,053	$ 0
Acquired in acquisition of POC		29,759	0
Amounts invoiced and revenue deferred	7,053	17,512	0	0
Recognition of deferred revenue included in the balance at the beginning of period	0	0	(7,053)	0
Balance, end of fiscal year	$ 7,053	$ 47,271	$ 0	$ 0